INSURANCE	12 Months Ended
Dec. 31, 2017
INSURANCE
INSURANCE

NOTE 27 — INSURANCE

The subsidiaries have insurance coverage determined by management with the assistance of specialists’ advice, taking into consideration the nature and the level of risk, in amounts that cover significant losses on their assets and/or liabilities. The main types of insurance are as follows:

Type	Scope	2017	2016
Equity	Inventories and property, plant and equipment items are insured against fire, electrical damage, explosion, machine breakage and overflow (leakage of material in fusion state).	57,062,113	60,924,807
Business Interruption	Net income plus fixed expenses	6,464,512	8,354,147
Civil Liability	Industrial operations	535,896	527,974